Long-term debt - Contractual Maturity (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2020	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt less unamortized debt issuance costs		$ 98,725	$ 98,490
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Principal Outstanding		100,000
Interest payments until contractual maturity, within 1 year		7,480
Interest payments until contractual maturity, 1 to 5 years		38,757
Interest payments until contractual maturity, after 5 years		4,828
Unamortized debt issuance costs		(1,275)
Long-term debt less unamortized debt issuance costs		$ 98,725
Subordinated Lower Tier II Debt | Notes Due 2030
Debt Instrument [Line Items]
Interest rate until date redeemable	5.25%	5.25%
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	4.43%	5.06%
Principal Outstanding		$ 100,000
Interest payments until contractual maturity, within 1 year		7,480
Interest payments until contractual maturity, 1 to 5 years		38,757
Interest payments until contractual maturity, after 5 years		$ 4,828